Noncontrolling Interests (Details) - USD ($)			1 Months Ended
	Apr. 19, 2023	May 31, 2021	May 31, 2021
Noncontrolling Interests [Line Items]
Percentage of equity interest	40.00%	53.33%
Purchase consideration (in Dollars)			$ 205,711
Carrying amount of the noncontrolling interests (in Dollars)		$ 121,807	$ 121,807
CLPS [Member]
Noncontrolling Interests [Line Items]
Percentage of equity interest	60.00%